Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000024630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000024630
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	1.08%	1.13%
Without Sales Load [Member] | C000024631
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	0.76%	0.78%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Average Annual Return, Percent	5.28%	1.34%	1.48%
FEDERATED INDEX: ICE BofA 1-3 Year US Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Treasury Index
Average Annual Return, Percent	5.28%	1.34%	1.48%